Commitments and Contingencies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplier Concentration Risk [Member] | Product Sales [Member] | Single Supplier [Member]
Commitments and Contingencies [Line Items]
Concentration risk, percentage	100.00%	96.00%	98.00%	96.00%